Accrued Expenses and Other Liabilities	12 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

9 — ACCRUED EXPENSES AND OTHER LIABILITIES

As of June 30, 2024 and 2025, accrued expenses and other liabilities consisted of the following:

	June 30, 2024	June 30, 2025
	RMB	RMB
VAT and other taxes payable	5,462,014	2,446,880
Accrued payroll and welfare	3,148,555	2,864,484
Due to insurance carriers	1,357,228	1,413,757
Deposits payable	995,778	1,125,778
Other payables to suppliers (1)	5,027,395	4,198,887
	15,990,970	12,049,786

(1)	Other payable mainly includes payable to suppliers for promotion service, daily operation and other service.